Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 17, 2019	Feb. 17, 2019	Dec. 24, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 15, 2019	Jan. 10, 2019	Nov. 17, 2018	Aug. 16, 2018
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Ordinary shares, par value				$ 0.001	$ 0.001
Preferred shares, par value per share				$ 0.0001	$ 0.0001
Stock based compensation				$ 288	$ 91
Restricted ordinary shares [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Share issued	350,000		150,000
Restricted ordinary shares [Member] | Vesting One [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Share issued				50,000
Restricted ordinary shares vest period	Jan. 13, 2022		Jan. 17, 2019	May 31, 2019
Restricted ordinary shares [Member] | Vesting Two [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Share issued				16,667
Restricted ordinary shares vest period	Jan. 13, 2023		Jan. 17, 2020	Mar. 31, 2020
Restricted ordinary shares [Member] | Vesting Three [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period	Jan. 13, 2024		Jan. 17, 2021
Warrant [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Warrant issued				855,744			300,000	452,852	3,230,769	54,620
Share price				$ 115.0
Warrants, expiration date				Dec. 17, 2018
Options shares additional authorized				4
2015 Long-Term Equity Incentive Plan [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Stock option granted			25,000
Options exercise price			$ 0.001
Options shares additional authorized		1,668,887
Purchase of ordinary shares			25,000
2015 Long-Term Equity Incentive Plan [Member] | Vesting One [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2019
2015 Long-Term Equity Incentive Plan [Member] | Vesting Two [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2020
2015 Long-Term Equity Incentive Plan [Member] | Vesting Three [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2021